Segment reporting (Details 1 - Textuals) R$ in Thousands	12 Months Ended
	Dec. 31, 2023 BRL (R$) NUMBER	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)
Segment reporting
Number of customers	2
Number of operating and reportable segment	2
Amortization of intangible assets acquired in business combinations recorded in costs of services | R$	R$ 52,061	R$ 44,043	R$ 16,985
Customer concentrations risk | Customer one
Segment reporting
Number of customers	1
Percentage of entity's consolidated revenue	10.00%	12.50%	13.00%
Customer concentrations risk | Customer one | Minimum
Segment reporting
Percentage of entity's consolidated revenue	10.00%